Exhibit 99.1

Navient Student Loan Trust      2015-2

Monthly Servicing Report

Distribution Date 03/27/2017

Collection Period 02/01/2017 - 02/28/2017

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Wells Fargo - Indenture Trustee

Wells Fargo Bank, National Association - Eligible Lender Trustee

Navient Investment Corp. - Excess Distribution Certificateholder

Page 1 of 10	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2017 - 02/28/2017, Distribution Date 03/27/2017

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	04/23/2015	01/31/2017	02/28/2017
	Principal Balance	$956,903,546.95	$741,374,124.18	$732,143,630.97
	Interest to be Capitalized Balance	10,666,273.62	6,120,102.30	5,973,927.59
	Pool Balance	$967,569,820.57	$747,494,226.48	$738,117,558.56
	Specified Reserve Account Balance	5,000,196.00	1,868,735.57	1,845,293.90
	Adjusted Pool (1)	$972,570,016.57	$749,362,962.05	$739,962,852.46
	Weighted Average Coupon (WAC)	5.50%	5.60%	5.60%
	Number of Loans	225,496	174,976	172,729
	Aggregate Outstanding Principal Balance - Tbill		$15,456,219.36	$15,232,671.79
	Aggregate Outstanding Principal Balance - LIBOR		$732,038,007.12	$722,884,886.77
	Pool Factor		0.747464942	0.738088641
	Since Issued Constant Prepayment Rate		6.24%	6.15%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	02/27/2017	03/27/2017

	A1	63939GAA6	$81,869,332.43	$72,563,223.94
	A2	63939GAB4	$157,000,000.00	$157,000,000.00
	A3	63939GAC2	$475,500,000.00	$475,500,000.00
	B	63939GAD0	$27,500,000.00	$27,500,000.00

C	Account Balances	02/27/2017	03/27/2017

	Reserve Account Balance	$1,868,735.57	$1,845,293.90
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$5,434,140.06	$1,591,028.42
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	02/27/2017	03/27/2017

	Adjusted Pool Balance + Supplemental Loan Purchase	$749,362,962.05	$739,962,852.46
	Total Notes	$741,869,332.43	$732,563,223.94
	Difference	$7,493,629.62	$7,399,628.52
	Parity Ratio	1.01010	1.01010

Page 2 of 10	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2017 - 02/28/2017, Distribution Date 03/27/2017

II.	Trust Activity 02/01/2017 through 02/28/2017

A	Student Loan Principal Receipts
	Borrower Principal	4,870,374.47
	Guarantor Principal	2,189,253.14
	Consolidation Activity Principal	4,031,500.72
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	134.43
	Rejected Claim Repurchased Principal	32,038.20
	Other Principal Deposits	-
	Total Principal Receipts	$11,123,300.96
B	Student Loan Interest Receipts
	Borrower Interest	1,192,137.95
	Guarantor Interest	73,235.71
	Consolidation Activity Interest	46,616.13
	Special Allowance Payments	201,741.19
	Interest Subsidy Payments	764,259.78
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	364.80
	Rejected Claim Repurchased Interest	3,276.24
	Other Interest Deposits	63,535.77
	Total Interest Receipts	$2,345,167.57
C	Reserves in Excess of Requirement	$23,441.67
D	Investment Income	$3,924.31
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$5,434,140.06
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	$(5,584,816.89)
	Funds Allocated to the Floor Income Rebate Account	$(1,591,028.42)
M	AVAILABLE FUNDS	$11,754,129.26

N	Non-Cash Principal Activity During Collection Period	$(1,892,807.75)
O	Non-Reimbursable Losses During Collection Period	$37,320.97
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$35,314.44
Q	Aggregate Loan Substitutions	-

Page 3 of 10	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2017 - 02/28/2017, Distribution Date 03/27/2017

III.	2015-2 Portfolio Characteristics

		02/28/2017				01/31/2017
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.00%	722	$3,168,965.74	0.433%	6.00%	729	$3,221,374.95	0.435%
	GRACE	5.90%	224	$1,051,292.43	0.144%	5.92%	283	$1,308,758.01	0.177%
	DEFERMENT	5.29%	16,754	$67,705,894.02	9.248%	5.31%	16,856	$67,546,188.18	9.111%

REPAYMENT:	CURRENT	5.68%	114,762	$451,351,226.78	61.648%	5.66%	116,211	$457,858,655.50	61.758%
	31-60 DAYS DELINQUENT	5.40%	5,104	$25,448,436.26	3.476%	5.45%	6,633	$31,928,989.25	4.307%
	61-90 DAYS DELINQUENT	5.16%	2,869	$13,508,004.16	1.845%	5.33%	3,329	$15,778,629.82	2.128%
	91-120 DAYS DELINQUENT	5.36%	2,150	$10,437,039.38	1.426%	5.54%	1,930	$9,060,021.54	1.222%
	> 120 DAYS DELINQUENT	5.28%	6,996	$32,881,966.17	4.491%	5.15%	6,317	$29,561,415.20	3.987%

	FORBEARANCE	5.68%	21,951	$121,342,437.14	16.574%	5.70%	21,621	$120,253,153.77	16.220%
	CLAIMS IN PROCESS	5.26%	1,169	$5,135,112.51	0.701%	5.50%	1,032	$4,711,319.76	0.635%
	AGED CLAIMS REJECTED	5.48%	28	$113,256.38	0.015%	5.75%	35	$145,618.20	0.020%

TOTAL			172,729	$732,143,630.97	100.00%		174,976	$741,374,124.18	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2017 - 02/28/2017, Distribution Date 03/27/2017

IV.	2015-2 Portfolio Characteristics (cont'd)

	02/28/2017	01/31/2017
Pool Balance	$738,117,558.56	$747,494,226.48
Outstanding Borrower Accrued Interest	$13,673,676.26	$14,033,108.43
Borrower Accrued Interest to be Capitalized	$5,973,927.59	$6,120,102.30
Borrower Accrued Interest >30 Days Delinquent	$1,970,460.57	$2,089,156.33
Total # Loans	172,729	174,976
Total # Borrowers	65,578	66,473
Weighted Average Coupon	5.60%	5.60%
Weighted Average Remaining Term	121.06	120.88
Non-Reimbursable Losses	$37,320.97	$53,207.59
Cumulative Non-Reimbursable Losses	$1,692,960.47	$1,655,639.50
Since Issued Constant Prepayment Rate (CPR)	6.15%	6.24%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	$35,314.44	-
Cumulative Rejected Claim Repurchases	$62,046.47	$26,732.03
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,933,785.85	$1,938,151.61
Borrower Interest Accrued	$2,875,787.27	$3,225,467.85
Interest Subsidy Payments Accrued	$219,196.06	$244,959.81
Special Allowance Payments Accrued	$94,644.88	$101,613.87

Page 5 of 10	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2017 - 02/28/2017, Distribution Date 03/27/2017

V.	2015-2 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*

	- GSL (1) - Subsidized	5.13%	93,746	291,686,139.33	39.840%
	- GSL - Unsubsidized	5.46%	72,821	358,385,360.89	48.950%
	- PLUS (2) Loans	7.89%	6,058	81,580,725.67	11.143%
	- SLS (3) Loans	3.92%	104	491,405.08	0.067%
	- Consolidation Loans	0.00%	0	-	0.000%

	Total	5.60%	172,729	$732,143,630.97	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*

	- Four Year	5.67%	142,143	648,441,438.45	88.568%
	- Two Year	5.04%	25,975	70,825,286.39	9.674%
	- Technical	4.91%	4,495	12,590,033.80	1.720%
	- Other	3.68%	116	286,872.33	0.039%

	Total	5.60%	172,729	$732,143,630.97	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2017 - 02/28/2017, Distribution Date 03/27/2017

VI.	2015-2 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$11,754,129.26
A	Trustee Fees	-	$11,754,129.26
B	Primary Servicing Fee	$222,142.72	$11,531,986.54
C	Administration Fee	$6,667.00	$11,525,319.54
D	Class A Noteholders' Interest Distribution Amount	$712,377.17	$10,812,942.37
E	Class B Noteholders' Interest Distribution Amount	$48,730.95	$10,764,211.42
F	Reserve Account Reinstatement	-	$10,764,211.42
G	Class A Noteholders' Principal Distribution Amount	$9,306,108.49	$1,458,102.93
H	Class B Noteholders' Principal Distribution Amount	-	$1,458,102.93
I	Unpaid Expenses of The Trustees	-	$1,458,102.93
J	Carryover Servicing Fee	-	$1,458,102.93
K	Remaining Amounts to the Noteholders after the first auction date	-	$1,458,102.93
L	Excess Distribution Certificateholder	$1,458,102.93	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$732,143,630.97
B	Interest to be Capitalized	$5,973,927.59
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,845,293.90
E	Less: Specified Reserve Account Balance	$(1,845,293.90)
F	Total	$738,117,558.56
G	Class A Notes Outstanding (after application of available funds)	$705,063,223.94
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2017 - 02/28/2017, Distribution Date 03/27/2017

VII.	2015-2 Distributions

Distribution Amounts

	A1	A2	A3

Cusip/Isin	63939GAA6	63939GAB4	63939GAC2
Beginning Balance	$81,869,332.43	$157,000,000.00	$475,500,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.28%	0.42%	0.57%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	2/27/2017	2/27/2017	2/27/2017
Accrual Period End	3/27/2017	3/27/2017	3/27/2017
Daycount Fraction	0.07777778	0.07777778	0.07777778
Interest Rate*	1.05833%	1.19833%	1.34833%
Accrued Interest Factor	0.000823146	0.000932034	0.001048701
Current Interest Due	$67,390.38	$146,329.41	$498,657.38
Interest Shortfall from Prior Period Plus Accrued Interest	-	-	-
Total Interest Due	$67,390.38	$146,329.41	$498,657.38
Interest Paid	$67,390.38	$146,329.41	$498,657.38
Interest Shortfall	-	-	-
Principal Paid	$9,306,108.49	-	-
Ending Principal Balance	$72,563,223.94	$157,000,000.00	$475,500,000.00
Paydown Factor	0.027614565	0.000000000	0.000000000
Ending Balance Factor	0.215321139	1.000000000	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2017 - 02/28/2017, Distribution Date 03/27/2017

VII.	2015-2 Distributions

Distribution Amounts

B

Cusip/Isin	63939GAD0
Beginning Balance	$27,500,000.00
Index	LIBOR
Spread/Fixed Rate	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	2/27/2017
Accrual Period End	3/27/2017
Daycount Fraction	0.07777778
Interest Rate*	2.27833%
Accrued Interest Factor	0.001772035
Current Interest Due	$48,730.95
Interest Shortfall from Prior Period Plus Accrued Interest	-
Total Interest Due	$48,730.95
Interest Paid	$48,730.95
Interest Shortfall	-
Principal Paid	-
Ending Principal Balance	$27,500,000.00
Paydown Factor	0.000000000
Ending Balance Factor	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 9 of 10	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2017 - 02/28/2017, Distribution Date 03/27/2017

VIII.	2015-2 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$741,869,332.43
	Adjusted Pool Balance	$739,962,852.46
	Overcollateralization Amount	$7,399,628.52
	Principal Distribution Amount	$9,306,108.49
	Principal Distribution Amount Paid	$9,306,108.49

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,868,735.57
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,868,735.57

	Required Reserve Acct Balance	$1,845,293.90
	Release to Collection Account	$23,441.67
	Ending Reserve Account Balance	$1,845,293.90

C	Floor Income Rebate Account
	Beginning Period Balance	$5,434,140.06
	Deposits for the Period	$1,591,028.42
	Release to Collection Account	$(5,434,140.06)
	Ending Balance	$1,591,028.42

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 10 of 10	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2017 - 02/28/2017, Distribution Date 03/27/2017